Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
c.
Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2022, 2023 and 2024, are as follows:

	2022		2023		2024
Commercial revenues:
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	1,631	Ps.	1,681	Ps.	2,463
Las Nuevas Delicias Gastronómicas, S. de R. L. de C.V. (Independent director)	Ps.	10,985	Ps.	8,645	Ps.	26,506
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	38,259	Ps.	40,325	Ps.	27,428
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder)	Ps.	35	Ps.	19	Ps.	30
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director)	Ps.	—	Ps.	5,486	Ps.	32,853
Restaurantes SUSHI ITTO, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	—	Ps.	2,362
Beer Factory México, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	—	Ps.	2,970

	2022		2023		2024
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	—	Ps.	14,620	Ps.	6,254

Key management personnel of entity or parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Total Amounts Paid to Key Management Personnel or Directors
d.
The total short term employee benefits paid to key management personnel or directors, for the years ended December 31, 2022, 2023 and 2024 were as follows:

	2022		2023		2024
Management - short term	Ps.	70,699	Ps.	89,974	Ps.	115,257
Independent directors (7)	Ps.	7,856	Ps.	9,093	Ps.	11,815

Accounts receivable (payable) [Member] | Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
b.
Accounts receivable with other related parties that are in the consolidated statement of financial position as of December 31, 2022, 2023 and 2024, are integrated as follows:

	2022		2023		2024
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent director)	Ps.	2	Ps.	24	Ps.	24
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	—	Ps.	—	Ps.	591
Las Nuevas Delicias Gastronómicas, S. de R.L. de C.V. (Independent director)	Ps.	—	Ps.	—	Ps.	1,926
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder)	Ps.	35		76	Ps.	—
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director)	Ps.	—	Ps.	2,265	Ps.	1,041
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	—	Ps.	—		569
Restaurantes SUSHI ITTO, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	—	Ps.	45
Beer Factory México, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	—	Ps.	588

AMP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties

Transactions with AMP, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2022		2023		2024
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	756,648	Ps.	851,320	Ps.	845,233
:

	2022		2023		2024
AMP, entity with significant influence:
Accounts payable	Ps.	621,722	Ps.	722,923	Ps.	704,612